UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04010

                                OCM Mutual Fund
                               1536 Holmes Street
                          Livermore, California 94550


                     Name and address of agent for service:

                                 Gregory Orrell
                        Orrell Capital Management, Inc.
                               1536 Holmes Street
                          Livermore, California 94550


                 Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                  Date of reporting period: February 28, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

OCM GOLD FUND
SCHEDULE OF INVESTMENTS
AS OF FEBRUARY 28, 2013
(UNAUDITED)

   Shares                                                              Value
   ------                                                              -----

           COMMON STOCKS                               94.7%
           MAJOR GOLD PRODUCERS                        32.0%
  210,000  AngloGold Ashanti Ltd. ADR                             $   5,090,400
   75,000  Barrick Gold Corp.                                         2,268,000
  270,000  Gold Fields Ltd. ADR                                       2,238,300
  500,050  Goldcorp, Inc.                                            16,221,622
  500,000  Kinross Gold Corp.                                         3,810,000
  116,500  Newmont Mining Corp.                                       4,693,785
   67,500  Sibanye Gold Ltd. ADR                                        382,050
                                                                   _____________
                                                                     34,704,157
                                                                   _____________
           INTERMEDIATE/MID-TIER GOLD PRODUCERS        37.9%
  160,000  Agnico-Eagle Mines Ltd.                                    6,406,400
  250,000  Alacer Gold Corp.*                                           858,140
  121,250  AuRico Gold, Inc.*^                                          758,327
   50,000  AuRico Gold, Inc.*                                           314,500
  500,000  Centerra Gold, Inc.                                        3,248,328
  500,000  Eldorado Gold Corp.                                        4,910,000
  200,000  Endeavour Mining Corp.*                                      318,045
  500,000  IAMGOLD Corp.                                              3,370,000
  200,000  New Gold, Inc.*                                            1,762,000
  134,000  Randgold Resources Ltd. ADR                               11,104,580
  550,000  Yamana Gold, Inc.                                          8,090,500
                                                                   _____________
                                                                     41,140,820
                                                                   _____________
           JUNIOR GOLD PRODUCERS                        7.3%
  200,000  Argonaut Gold Ltd.*                                        1,570,833
  588,800  B2Gold Corp.*                                              1,781,301
  291,200  Claude Resources, Inc.*                                      115,768
  225,500  Dundee Precious Metals, Inc.*                              1,727,383
  281,011  Kingsgate Consolidated Ltd.                                1,027,599
  250,000  Perseus Mining Ltd.*                                         390,284
  610,000  San Gold Corp.*                                              168,574
  200,000  SEMAFO, Inc.                                                 550,761
  150,000  Veris Gold Corp.*                                            228,353
  536,500  Wesdome Gold Mines Ltd.*                                     405,769
                                                                   _____________
                                                                      7,966,625
                                                                   _____________
           EXPLORATION AND DEVELOPMENT COMPANIES        6.1%
  500,000  Amarillo Gold Corp.*                                         373,315
2,190,000  Avala Resources Ltd.*                                        222,971
  100,000  Esperanza Resources Corp.*                                   104,722
3,500,000  Indochine Mining Ltd.*                                       357,508
  200,000  MAG Silver Corp.*                                          1,902,453
  700,000  Millrock Resources, Inc.*                                    166,295
  300,000  Sabina Silver Corp.*                                         529,429
  400,000  Sutter Gold Mining, Inc.#                                    104,727
4,600,040  Sutter Gold Mining, Inc.*                                  1,338,129
  100,000  Tahoe Resources, Inc.*                                     1,511,684
                                                                   _____________
                                                                      6,611,233
                                                                   _____________

           PRIMARY SILVER PRODUCERS                     7.1%
  225,000  Fortuna Silver Mines, Inc.*                            $     872,685
  215,000  Silver Wheaton Corp.                                       6,817,124
                                                                   _____________
                                                                      7,689,809
                                                                   _____________
           OTHER                                        4.3%
   14,800  Franco-Nevada Corp.                                          715,819
   60,000  Royal Gold, Inc.                                           3,932,400
                                                                   _____________
                                                                      4,648,219
                                                                   _____________

           TOTAL COMMON STOCKS
             (Cost $41,730,323)                                     102,760,863
                                                                   _____________

           EXCHANGE TRADED FUND                         5.8%
   41,000  SPDR Gold Trust*                                           6,271,360
                                                                   _____________

           TOTAL EXCHANGE TRADED FUND
             (Cost $1,812,610)                                        6,271,360
                                                                   _____________

           WARRANTS                                     0.0%
           Veris Gold Corp.*
   75,000  Exercise Price 1.95 CAD, Exp. 12/18/2016                      22,545
                                                                   _____________

           TOTAL WARRANTS
             (Cost $0)                                                   22,545
                                                                   _____________


           TOTAL INVESTMENTS
             (COST $43,542,933)                       100.5%        109,054,768

           LIABILITIES LESS OTHER ASSETS              (0.5)%           (526,013)
                                                                   _____________

           TOTAL NET ASSETS                           100.0%       $108,528,755
                                                                   =============


ADR - American Depository Receipt.

CAD - Canadian Dollars.

* Non-income producing security.

^ Denoted investment in AuRico Gold, Inc. is a Canadian security traded on U.S. stock exchange.

# Security exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (the "Securities Act"), or otherwise restricted. These securities generally may be resold only in transactions exempt from registration under the Securities Act, normally to certain qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

See Notes to Schedule of Investments.

                                                           Percent of
                                                           Investment
  Country                                     Value        Securities
  --------------------------------------------------------------------
  Australia                         $       1,775,391           1.6%
  Canada                                   73,248,457          67.2
  Cayman Islands                              318,045           0.3
  Jersey                                   11,104,580          10.2
  South Africa                              7,710,750           7.1
  United States(1)                         14,897,545          13.6
                                    _______________________________________

  Total                             $     109,054,768         100.0%
                                    =======================================

(1) Includes short-term investments.


See Notes to Schedule of Investments.

NOTE 1. ORGANIZATION

     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Security Valuation - Portfolio securities that are listed on national securities exchanges, other than the NASDAQ Stock Market LLC, are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Select Market, Global Market and Capital Market securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as described below:

     o   Level 1 - quoted prices in active markets for identical securities
     o   Level 2 - other significant observable inputs
         (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets:



----------------------------------------- ---------------- ------------ ------------ -----------------
SECTOR                                        LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
----------------------------------------- ---------------- ------------ ------------ -----------------
COMMON STOCKS
----------------------------------------- ---------------- ------------ ------------ -----------------
  Major Gold Producers                        $34,704,157  $    --      $    --         $34,704,157
----------------------------------------- ---------------- ------------ ------------ -----------------
  Intermediate/Mid-Tier Gold Producers         41,140,820       --           --          41,140,820
----------------------------------------- ---------------- ------------ ------------ -----------------
  Junior Gold Producers                         7,966,625       --           --           7,966,625
----------------------------------------- ---------------- ------------ ------------ -----------------
  Exploration and Development Companies         6,506,506      104,727       --           6,611,233
----------------------------------------- ---------------- ------------ ------------ -----------------
  Primary Silver Producers                      7,689,809       --           --           7,689,809
----------------------------------------- ---------------- ------------ ------------ -----------------
  Other                                         4,648,219       --           --           4,648,219
----------------------------------------- ---------------- ------------ ------------ -----------------
EXCHANGE TRADED FUND                            6,271,360       --           --           6,271,360
----------------------------------------- ---------------- ------------ ------------ -----------------
WARRANTS
----------------------------------------- ---------------- ------------ ------------ -----------------
  Junior Gold Producers                            22,545       --           --              22,545
----------------------------------------- ---------------- ------------ ------------ -----------------
TOTAL                                        $108,950,041  $   104,727  $    --        $109,054,768
----------------------------------------- ---------------- ------------ ------------ -----------------


     The Fund held one Level 2 security at February 28, 2013, which was a restricted security fair valued in accordance with procedures established by and under the general supervision of the Trust's Board of Trustees. There were no Level 3 securities as of February 28, 2013. There were no transfers between each of the three levels. The Fund recognizes such transfers between levels at the end of the reporting period.

     Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

     Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     Accounting for Uncertainty in Income Taxes ("Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of February 28, 2013.

     The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscals years 2009-2012 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended February 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

     Derivative Instruments - Equity securities in the gold mining industry, particularly the smaller companies, may occasionally issue warrants as part of their capital structure. A warrant gives the holder the right to purchase the underlying equity at the exercise price until the expiration date of the warrant. The Fund may hold such warrants for exposure to smaller companies in the portfolio or other reasons associated with the Fund's overall objective of long-term growth, though warrants will typically not be a significant part of the Fund's portfolio. The Fund's maximum risk in holding warrants is the loss of the entire amount paid for the warrants. The Fund acquired one warrant and sold one warrant during the period ended February 28, 2013. At February 28, 2013, the Fund held warrants as listed on the Schedule of Investments.

NOTE 3. FEDERAL INCOME TAX INFORMATION

     At February 28, 2013, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

           Cost of investments.............................     $  44,353,039
                                                                =============
           Unrealized appreciation.........................     $  70,958,981
           Unrealized depreciation.........................        (6,257,252)
                                                                -------------
           Net unrealized appreciation on investments and       $  64,701,729
           foreign currency................................
                                                                =============

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. OCM Mutual Fund

By:      /s/ Gregory M. Orrell
         -----------------------
          Gregory M. Orrell
          President and Treasurer

Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Gregory M. Orrell
         ----------------------
          Gregory M. Orrell
          President and Treasurer

Date: April 26, 2013